Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
June 30, 2023 (Unaudited)
COMMON STOCKS – 94.9%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 15.2%
Andes Technology Corp. (Taiwan)	56,364	$865,903
eMemory Technology Inc. (Taiwan)	39,395	2,819,681
Faraday Technology Corp. (Taiwan)	189,421	1,292,111
MediaTek Inc. (Taiwan)	76,690	1,697,599
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	576,166	10,643,706
		$17,319,000
REAL ESTATE MANAGEMENT & DEVELOPMENT – 10.5%
Aldar Properties PJSC (United Arab Emirates)	586,041	$819,627
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	267,840	868,911
Longfor Group Holdings Ltd. (China) (a)	477,709	1,166,537
Phoenix Mills (The) Ltd. (India)	196,340	3,745,487
Prestige Estates Projects Ltd. (India)	260,391	1,828,994
Sunteck Realty Ltd. (India)	91,181	313,521
Vincom Retail JSC (Vietnam) (b)	1,127,088	1,285,070
Vinhomes JSC (Vietnam) (a),(b)	826,888	1,932,825
		$11,960,972
BANKS – 9.6%
Alinma Bank (Saudi Arabia)	212,900	$1,913,529
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	285,928	2,358,818
HDFC Bank Ltd. (India)	135,453	2,811,031
ICICI Bank Ltd. (India)	205,367	2,351,244
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (b)	1,111,472	1,531,579
		$10,966,201
BROADLINE RETAIL – 8.0%
Alibaba Group Holding Ltd. (China) (b)	371,987	$3,872,322
JD.com Inc. (China)	98,087	1,672,832
MercadoLibre Inc. (Brazil) (b)	2,404	2,847,778
Mitra Adiperkasa Tbk PT (Indonesia) (b)	6,514,573	735,238
		$9,128,170
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 7.9%
Chroma ATE Inc. (Taiwan)	331,974	$2,679,109
Daejoo Electronic Materials Co. Ltd. (South Korea)	19,001	1,401,494
OPT Machine Vision Tech Co. Ltd. (China)	52,037	1,182,471
Samsung SDI Co. Ltd. (South Korea)	5,044	2,575,640
Zhejiang Supcon Technology Co. Ltd. (China)	136,402	1,181,932
		$9,020,646
0

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.5%
Samsung Electronics Co. Ltd. (South Korea)	153,976	$8,478,424
METALS & MINING – 6.3%
Allkem Ltd. (Australia) (b)	152,961	$1,644,951
Ivanhoe Mines Ltd. (South Africa) (b)	390,036	3,562,510
Lynas Rare Earths Ltd. (Australia) (b)	194,842	895,327
Merdeka Copper Gold Tbk PT (Indonesia) (b)	4,915,807	1,006,318
		$7,109,106
INTERACTIVE MEDIA & SERVICES – 6.1%
NAVER Corp. (South Korea)	1,357	$189,959
Tencent Holdings Ltd. (China)	158,772	6,732,120
		$6,922,079
HOTELS, RESTAURANTS & LEISURE – 3.7%
H World Group Ltd. (China) (b)	254,920	$987,909
MakeMyTrip Ltd. (India) (b)	36,434	982,989
Meituan (China) (a),(b)	141,083	2,212,311
		$4,183,209
OIL, GAS & CONSUMABLE FUELS – 3.6%
Reliance Industries Ltd. (India)	131,211	$4,089,990
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.3%
JD Health International Inc. (China) (a),(b)	128,994	$819,349
Raia Drogasil S.A. (Brazil)	286,153	1,768,959
		$2,588,308
IT SERVICES – 2.3%
FPT Corp. (Vietnam)	222,960	$814,414
Globant S.A. (Argentina) (b)	9,818	1,764,491
		$2,578,905
INSURANCE – 2.2%
AIA Group Ltd. (Hong Kong)	244,170	$2,479,912
MACHINERY – 2.2%
Shenzhen Inovance Technology Co. Ltd. (China)	279,535	$2,475,737
ELECTRICAL EQUIPMENT – 1.9%
Sungrow Power Supply Co. Ltd. (China)	133,184	$2,143,660

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
SOFTWARE – 1.3%
TOTVS S.A. (Brazil) (b)	240,431	$1,505,393
CHEMICALS – 1.2%
Ganfeng Lithium Group Co. Ltd. (China) (a)	210,044	$1,377,671
HEALTH CARE PROVIDERS & SERVICES – 1.1%
Apollo Hospitals Enterprise Ltd. (India)	20,064	$1,248,928
CAPITAL MARKETS – 1.0%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	374,977	$1,144,149
ENTERTAINMENT – 0.9%
Sea Ltd. (Singapore) (b),(c)	17,167	$996,373
CONSTRUCTION & ENGINEERING – 0.1%
Samsung Engineering Co. Ltd. (South Korea) (b)	3,289	$70,928
TOTAL COMMON STOCKS–94.9% (Cost $101,010,472)		$107,787,761
PREFERRED STOCKS – 1.9%
BANKS – 1.9%
Itau Unibanco Holding S.A. (Brazil) (b)	363,087	$2,155,076
TOTAL INVESTMENTS–96.8% (Cost $102,801,819)		$109,942,837
Other Assets and Liabilities, net – 3.2%		$3,611,027
NET ASSETS–100.0%		$113,553,864

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Non-income producing security.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

Polar Capital Emerging Markets Ex-China Stars Fund PORTFOLIO OF INVESTMENTS
June 30, 2023 (Unaudited)
COMMON STOCKS – 84.3%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 17.5%
Andes Technology Corp. (Taiwan)	1,127	$17,314
eMemory Technology Inc. (Taiwan)	373	26,697
Faraday Technology Corp. (Taiwan)	2,589	17,661
MediaTek Inc. (Taiwan)	670	14,831
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,314	98,167
		$174,670
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 8.0%
Samsung Electronics Co. Ltd. (South Korea)	1,456	$80,172
BANKS – 7.9%
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	3,030	$24,996
HDFC Bank Ltd. (India)	1,469	30,486
ICICI Bank Ltd. (India)	2,057	23,551
		$79,033
REAL ESTATE MANAGEMENT & DEVELOPMENT – 7.4%
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	3,853	$12,500
Phoenix Mills (The) Ltd. (India)	1,466	27,966
Prestige Estates Projects Ltd. (India)	1,562	10,972
Vincom Retail JSC (Vietnam) (a)	10,910	12,439
Vinhomes JSC (Vietnam) (a),(b)	4,285	10,016
		$73,893
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 7.1%
Chroma ATE Inc. (Taiwan)	3,158	$25,486
Daejoo Electronic Materials Co. Ltd. (South Korea)	246	18,145
Samsung SDI Co. Ltd. (South Korea)	54	27,574
		$71,205
METALS & MINING – 5.5%
Allkem Ltd. (Australia) (a)	1,886	$20,282
Ivanhoe Mines Ltd. (South Africa) (a)	3,812	34,818
		$55,100
OIL, GAS & CONSUMABLE FUELS – 4.5%
Reliance Industries Ltd. (India)	1,460	$45,510
ELECTRICAL EQUIPMENT – 3.6%
KEI Industries Ltd. (India)	354	$9,992

Polar Capital Emerging Markets Ex-China Stars Fund PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Voltronic Power Technology Corp. (Taiwan)	160	$10,119
WEG S.A. (Brazil)	1,977	15,587
		$35,698
SPECIALTY RETAIL – 3.1%
Ethos Ltd. (India) (a)	1,201	$21,154
Metro Brands Ltd. (India)	848	9,680
		$30,834
HEALTH CARE PROVIDERS & SERVICES – 2.9%
Apollo Hospitals Enterprise Ltd. (India)	200	$12,449
Oncoclinicas do Brasil Servicos Medicos S.A. (Brazil) (a)	7,673	16,185
		$28,634
BROADLINE RETAIL – 2.6%
MercadoLibre Inc. (Brazil) (a)	22	$26,061
CONSTRUCTION & ENGINEERING – 2.0%
Samsung Engineering Co. Ltd. (South Korea) (a)	938	$20,228
TRANSPORTATION INFRASTRUCTURE – 2.0%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,876	$19,934
IT SERVICES – 1.9%
Globant S.A. (Argentina) (a)	107	$19,230
CAPITAL MARKETS – 1.8%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	5,995	$18,292
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.6%
Raia Drogasil S.A. (Brazil)	2,530	$15,640
HOTELS, RESTAURANTS & LEISURE – 1.5%
MakeMyTrip Ltd. (India) (a)	556	$15,001
SOFTWARE – 1.4%
TOTVS S.A. (Brazil) (a)	2,211	$13,844
ENTERTAINMENT – 1.0%
Sea Ltd. (Singapore) (a),(c)	176	$10,215

Polar Capital Emerging Markets Ex-China Stars Fund PORTFOLIO OF INVESTMENTS  (Continued)
June 30, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
GROUND TRANSPORTATION – 1.0%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	5,283	$10,071
TOTAL COMMON STOCKS–84.3% (Cost $842,707)		$843,265
PREFERRED STOCKS – 1.9%
BANKS – 1.9%
Itau Unibanco Holding S.A. (Brazil) (a)	3,164	$18,780
TOTAL INVESTMENTS–86.2% (Cost $861,504)		$862,045
Other Assets and Liabilities, net – 13.8%		$138,173
NET ASSETS–100.0%		$1,000,218

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.